Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Funds
Supplement dated August 28, 2024 to the International Bond Funds Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated August 1, 2024, as supplemented from time to time
Disclosure Related to the PIMCO Emerging Markets Corporate Bond Fund (the “Fund”)
Effective September 3, 2024, the advisory fee for the Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This advisory fee decrease will result in the Management Fees decreasing by 0.05% for the Institutional Class shares of the Fund.

PIMCO Emerging Markets Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Funds
Supplement dated August 28, 2024 to the International Bond Funds Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated August 1, 2024, as supplemented from time to time
Disclosure Related to the PIMCO Emerging Markets Corporate Bond Fund (the “Fund”)
Effective September 3, 2024, the advisory fee for the Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.05%. This advisory fee decrease will result in the Management Fees decreasing by 0.05% for the Institutional Class shares of the Fund.